Taxation (Composition of Income Tax Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
Current income tax expense	$ 464,000	$ 96,000	$ 218,000
Deferred income tax expense/(benefit)	(182,000)	(91,000)	183,000
Withholding tax expense	138,000	92,000	0
Income tax expense	$ 420,000	$ 97,000	$ 401,000